Other Post-Employment Benefits - Disclosure of Detailed Information About Other Post Employment Benefits Recognized in Statements of Other Comprehensive income Loss Explanatory (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Amounts recognized in other comprehensive (income) loss, were as follows
Actuarial (income) losses on accrued post employment benefit liability	$ 117.9	$ 23.0	$ 74.6
Less tax effect	0.0	0.0	7.2
Other Post Employment Benefits [Member]
Amounts recognized in other comprehensive (income) loss, were as follows
Actuarial (income) losses on accrued post employment benefit liability	(60.0)	28.8	(33.2)
Less tax effect	0.0	0.0	2.6
Other Post Employment Benefits Total [Member]
Amounts recognized in other comprehensive (income) loss, were as follows
Actuarial (income) losses on accrued post employment benefit liability	$ (60.0)	$ 28.8	$ (30.6)